Structured Entities	12 Months Ended
Mar. 31, 2018
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Structured Entities
48	STRUCTURED ENTITIES

A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. It often has some or all of the following features or attributes:

•	restricted activities;

•	a narrow and well-defined objective;

•	insufficient equity to permit the structured entity to finance its activities without subordinated financial support; or

•	financing in the form of multiple contractually linked instruments to investors that create concentrations of credit or other risks (tranches).

During the normal course of business, the SMBC Group engages in numerous transactions involving structured entities. These structured entities are primarily used to provide the SMBC Group and its clients with efficient access to funds or investment opportunities, mainly through securitizations, investment funds and structured finance.

Consolidated Structured Entities

Structured entities are consolidated if they are controlled by the SMBC Group in accordance with the accounting policy as described in Note 2 “Summary of Significant Accounting Policies.”

The consolidated structured entities include asset backed commercial paper (“ABCP”) conduits which purchase financial assets such as trade accounts receivable and lease receivables by issuing commercial paper to third-party investors. The SMBC Group has contractual agreements to provide liquidity and credit enhancement facilities which can be utilized by those structured entities upon their request.

At March 31, 2018 and 2017, the consolidated ABCP conduits had total assets of ¥807,780 million and ¥1,017,221 million, respectively. The total notional amounts of the liquidity and credit enhancement facilities provided by the SMBC Group to the consolidated ABCP conduits at March 31, 2018 and 2017 were ¥1,129,257 million and ¥1,345,987 million, respectively, all of which were undrawn.

The SMBC Group did not provide any financial or other support, without having a contractual obligation to do so, to consolidated structured entities during the fiscal years ended March 31, 2018 and 2017.

Unconsolidated Structured Entities

The following tables represent the carrying amounts of the SMBC Group’s interests in unconsolidated structured entities recognized in its consolidated statement of financial position by line item and the maximum exposure to loss from its interests at March 31, 2018 and 2017.

	At March 31, 2018
	Securitizations	Investment funds	Structured finance	Others	Total
	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥10,157	¥68,639	¥—	¥—	¥78,796
Investment securities	64,113	1,055,971	51,018	479	1,171,581
Loans and advances	1,921,725	—	5,202,253	400,549	7,524,527
Assets held for sale	32,755	—	81,494	—	114,249

Total	¥2,028,750	¥1,124,610	¥5,334,765	¥401,028	¥8,889,153

Maximum exposure to loss from interests in unconsolidated structured entities	¥2,925,137	¥1,126,551	¥6,296,368	¥538,660	¥10,886,716

	At March 31, 2017
	Securitizations	Investment funds	Structured finance	Others	Total
	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥—	¥87,639	¥—	¥—	¥87,639
Investment securities	6,716	1,162,195	69,705	551	1,239,167
Loans and advances	1,919,703	—	5,092,321	501,180	7,513,204

Total	¥1,926,419	¥1,249,834	¥5,162,026	¥501,731	¥8,840,010

Maximum exposure to loss from interests in unconsolidated structured entities	¥2,495,428	¥1,251,497	¥6,232,900	¥702,236	¥10,682,061

An interest in a structured entity refers to contractual and non-contractual involvement that exposes the SMBC Group to variability of returns from the performance of the structured entity. Such interests include the holding of equity or debt instruments as well as the provision of loans, loan commitments and guarantees. Interest rate and currency derivatives that expose the SMBC Group mainly to market risk, or CDS that are designed to transfer risk from the SMBC Group to a structured entity are not regarded as an interest in a structured entity since they do not expose the SMBC Group to variability of returns from the performance of the structured entity. These derivatives are therefore not included in the tables above.

The maximum exposure to loss from the SMBC Group’s interests in unconsolidated structured entities represents the maximum amount of potential loss to which the SMBC Group is exposed through its involvement with unconsolidated structured entities. It is determined by the SMBC Group’s carrying amounts and the notional amounts of loan commitments and guarantees, without considering the probability of loss being incurred, or effects of collateral or other credit protection.

The SMBC Group did not provide any financial or other support, without having a contractual obligation to do so, to unconsolidated structured entities during the fiscal years ended March 31, 2018 and 2017.

Securitizations

Structured entities for this product are established to securitize third-parties’ assets which mainly consist of auto loan receivables, residential and commercial mortgage loans and trade accounts receivables. These entities purchase those assets through loans or notes issued with multiple tranches. The SMBC Group provides loans and loan commitments to these entities or holds notes issued by them, in some cases with credit loss protection through guarantees or other credit enhancements provided by the sellers.

Investment Funds

These funds are established for providing investment opportunities to investors by pooling money from them and investing mainly in equity and debt instruments based on a predetermined investment policy. The SMBC Group has invested in a number of these funds.

Structured Finance

Structured entities for this product are typically established to raise funds for the development of infrastructure, the production of natural resources, the development or acquisition of real estate properties, and the purchase of certain equipment such as vessels or aircrafts for lease transactions. The SMBC Group provides financing to these entities mainly in the form of loans, loan commitments, or notes, which are typically secured by entities’ assets or cash flows generated primarily by entities’ projects.

Others

The SMBC Group provides financing to other types of structured entities such as third-party structured entities and repackaging vehicles to facilitate its clients’ funding requirements. The SMBC Group provides loans and loan commitments to these entities.

Sponsored Unconsolidated Structured Entities with No Interest Held by the SMBC Group

The SMBC Group sponsors certain structured entities in which it has no interest. The SMBC Group is deemed to be a sponsor of a structured entity when the SMBC Group takes a leading role in determining its purpose and design, while providing operational support to ensure its continued operation.

The income received from such sponsored unconsolidated structured entities was ¥23,901 million and ¥16,085 million for the fiscal years ended March 31, 2018 and 2017, respectively. The majority of the income was management fees included in “Fee and commission income” and was from investment funds managed by SMAM, the SMBC Group’s asset management subsidiary. The carrying amount of assets transferred to these entities, which mainly consisted of investment funds, was ¥1,640,396 million and ¥1,479,572 million for the fiscal years ended March 31, 2018 and 2017, respectively.